Financial Instruments (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 19, 2021	Jan. 08, 2021	Dec. 30, 2020	May 07, 2020	May 04, 2020	Apr. 22, 2020	Apr. 14, 2020	May 13, 2019
Financial Instruments [Abstract]
Percentage difference between carrying value and fair market value of fixed interest long-term debt	(2.00%)
Share price (in dollars per share)							$ 1.92	$ 1.92	$ 1.92	$ 2.16
Sales price of additional units that can be purchased (in dollars per share)	$ 0.70
Fair value of units issued (in dollars per share)	$ 0.77
Fair value measurement of units issued to former related party	$ 596	$ 0	$ 0
Fair value of option granted (in dollars per share)	$ 0.13
Fair value of option granted	$ 543	0	0
Change in fair value of conversion option	4,924	$ 0	$ 0
Subsequent Event [Member]
Financial Instruments [Abstract]
Share price (in dollars per share)				$ 1.70
Second Jelco Loan [Member]
Financial Instruments [Abstract]
Fair value of option granted	$ 543
Jelco [Member]
Financial Instruments [Abstract]
Share price (in dollars per share)	$ 0.70										$ 3.40
Number of additional units that can be purchased (in shares)	4,285,714
Jelco [Member] | Subsequent Event [Member]
Financial Instruments [Abstract]
Share price (in dollars per share)					$ 0.70
Jelco [Member] | Jelco Notes [Member]
Financial Instruments [Abstract]
Conversion price (in dollars per share)	$ 1.20					$ 216
Carrying Value [Member]
Financial Instruments [Abstract]
Fixed interest long-term debt	$ 38,874
Fair Market Value [Member]
Financial Instruments [Abstract]
Fixed interest long-term debt	$ 39,634